Revenue Recognition (Tables) - OAK Street Health Inc and Affiliates [Member]	9 Months Ended
Sep. 30, 2020
Fee-For-Service [Member]
Revenue Recognition [Line Items]
Summary of Sources of Revenue in Percentage Terms	The fee-for-service revenue by payor source for each period presented were as follows:

	For the Three-Months Ended		For the Nine-Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Medicare	51%	59%	50%	55%
Humana	8%	8%	7%	11%
Other	41%	33%	43%	34%

Capitated Revenue [Member]
Revenue Recognition [Line Items]
Summary of Sources of Revenue in Percentage Terms

The Company had agreements in place with the payors listed below and payor sources of capitated revenue for each period presented were as follows:

	For the Three-Months Ended		For the Nine-Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Humana	44%	58%	46%	61%
Wellcare	12%	8%	12%	9%
Cigna-Health Spring	9%	9%	10%	9%
Other	35%	25%	32%	21%

Other Patient Service Revenue [Member]
Revenue Recognition [Line Items]
Summary of Composition of Revenues	The composition of other patient service revenue for each period was as follows:

	For the Three-Months Ended		For the Nine-Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Care coordination	$5,228	$4,390	$14,504	$6,845
Fee for service	879	1,677	3,182	4,703
Total other patient service revenue	$6,107	$6,067	$17,686	$11,548